Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables and other current liabilities

33. Trade payables and other current liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Trade payables	231,020	277,815
Payables to social security institutions	8,512	8,341
Payables to personnel	33,831	35,716
VAT payables	485	3,057
Other tax payables	6,147	7,272
Deferred income and prepayments	11,502	13,604
Allowance for future expected customer returns	5,889	6,898
Other	424	1,349
Total trade payables and other current liabilities	297,810	354,052

The book value of trade payables is approximately equal to their fair value. Trade payables are non-interest bearing and are normally settled on 90 to 120-day term including those trade payables that are included in the supplier finance arrangement described below. Other payables are non-interest bearing and have an average term of six months.

Other current liabilities include customer returns that reflect the best estimate of expected liabilities related to future expected returns regarding revenue recognized in the current year, estimated on the basis of past experience.

In 2018 the Group launched the “Confirming program”, a web-based and pay-per-use Supply Chain Finance solution, that allows Group suppliers to anticipate their receivables. The main benefits for the Group are an improvement of supply chain financial stability and a simplification in payment management cycle. Under such program, the suppliers can elect on an invoice-by-invoice basis to receive a discounted early payment from the relationship bank rather than being paid in line with the agreed payment terms. If the option is taken, the Group's liability is assigned by the supplier to be due to the relationship bank rather than the supplier. The value of the liability payable by the Group remains unchanged. The Group assesses the arrangement against indicators to assess if debts, which vendors have sold to the funder under the supplier financing scheme, continue to meet the definition of trade payables or should be classified as borrowings. At December 31, 2024, the Group determined that the terms of the trade payable are otherwise substantially unchanged and that it is therefore appropriate to continue presenting the relevant amounts within trade payables in the statement of financial position.

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Carrying amount of trade payables that are part of a supplier finance arrangement	18,029	20,514
Of which suppliers have received payment	12,770	17,321

There were no significant non-cash changes in the carrying amount of the trade payables included in the Group's supplier finance arrangement.